LeaderShares® Activist Leaders® ETF [ACTV]

LeaderShares® AlphaFactor® Tactical Focused ETF [LSAT]

LeaderShares® AlphaFactor® US Core Equity ETF [LSAF]

LeaderShares® Equity Skew ETF [SQEW]

LeaderShares® Dynamic Yield ETF [DYLD]

each, a series of Two Roads Shared Trust (the “Funds”)

Supplement dated February 27, 2025
to the Prospectus and Statement of Additional Information

of the Funds, each dated March 1, 2024

This Supplement provides new and additional information beyond that contained in the Funds’ Prospectus and Statement of Additional Information and should be read in conjunction with such documents. This Supplement supersedes any information to the contrary in the Prospectus and Statement of Additional Information.

On December 10, 2024, the Board of Trustees of the Two Roads Shared Trust (the “Trust”) approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC (the “Adviser”) will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as its corresponding Existing Fund. The Reorganization with respect to each of the Existing Funds is expected to close by the end of the second quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

THE FOREGOING IS NOT A SOLICITATION OF ANY PROXY NOR AN OFFER OF ANY SECURITIES. ADDITIONAL INFORMATION REGARDING EACH PROPOSED REORGANIZATION WILL BE PROVIDED IN THE PROXY STATEMENT/PROSPECTUS ON FORM N-14 FILED WITH RESPECT TO SUCH REORGANIZATION. WHEN FILED, EACH PRELIMINARY PROXY STATEMENT/PROSPECTUS ON FORM N-14 WILL BE SUBJECT TO SEC REVIEW AND COMMENT, WILL NOT BE COMPLETE, AND MAY BE CHANGED. SHAREHOLDERS OF THE EXISTING FUNDS ARE URGED TO READ THE APPLICABLE DEFINITIVE PROXY STATEMENT/PROSPECTUS ON FORM N-14 WHEN IT BECOMES

AVAILABLE, BECAUSE IT WILL CONTAIN IMPORTANT INFORMATION ABOUT THE PROPOSED REORGANIZATIONS.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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 This Supplement and the existing Prospectus and Statement of Additional Information (“SAI”) provide relevant information for all shareholders and should be retained for future reference. The Funds’ Prospectus and the SAI have each been filed with the Securities and Exchange Commission, are incorporated by reference. Copies of these documents may be obtained without charge by calling (480) 757-4277.